Organization and Description of Business (Details Narrative) - USD ($)			6 Months Ended
	Feb. 04, 2025	Jan. 15, 2025	Jun. 30, 2025	Apr. 18, 2024	Mar. 14, 2024
Schedule of Equity Method Investments [Line Items]
Net proceeds			$ 7,666,602
OA Option [Member]
Schedule of Equity Method Investments [Line Items]
Number of shares issued, shares		315,000
Share price	$ 4
Gross proceeds	$ 1,260,000
Net proceeds	$ 1,170,000
IPO [Member]
Schedule of Equity Method Investments [Line Items]
Share price		$ 4
Gross proceeds		$ 8,400,000
Net proceeds		$ 7,390,000
Common Class A [Member] | OA Option [Member]
Schedule of Equity Method Investments [Line Items]
Number of shares issued, shares	315,000
Common Class A [Member] | IPO [Member]
Schedule of Equity Method Investments [Line Items]
Number of shares issued, shares		2,100,000
UniFuels Holdings Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			100.00%		100.00%
Uni-Fuels Group Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			100.00%
Uni-Fuels Group Inc [Member] | Kuan Hua KOH [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage				100.00%	100.00%